Debt Financings (Details 4) (Unsecured Debt, USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			2 Months Ended			2 Months Ended
	Mar. 31, 2013 Notes issued under Shelf Registration Statements	Dec. 31, 2012 Notes issued under Shelf Registration Statements	Mar. 31, 2013 3.875% notes due 2018	Mar. 31, 2013 4.625% notes due 2021	Apr. 30, 2010 8.625% other senior notes due September 15, 2015	Apr. 06, 2010 8.625% other senior notes due September 15, 2015	Mar. 22, 2010 8.625% other senior notes due September 15, 2015	Apr. 30, 2010 8.750% other senior notes due March 15, 2017	Apr. 06, 2010 8.750% other senior notes due March 15, 2017	Mar. 22, 2010 8.750% other senior notes due March 15, 2017
Debt financings
Principal amount	$ 11,200.0	$ 11,100.0	$ 750.0	$ 500.0
Issuance of debt					$ 1,250.0			$ 1,500.0
Interest rate on debt (as a percent)			3.875%	4.625%		8.625%	8.625%		8.75%	8.75%
Interest rate on debt, minimum (as a percent)	3.875%	4.875%
Interest rate on debt, maximum (as a percent)	8.875%	8.875%